Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Investment securities	¥ 39,085,150	$ 5,990,061	¥ 21,417,104
Recurring basis
Assets
Restricted cash	4,434,448		2,940,859
Total assets	67,813,699		51,155,353
Recurring basis | Wealth management products
Assets
Short-term investments	24,294,101		23,206,770
Recurring basis | Listed equity securities
Assets
Investment securities	39,085,150		21,417,104
Recurring basis | Money market funds
Assets
Cash equivalents			3,590,620
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	39,085,150		25,007,724
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities	39,085,150		21,417,104
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets
Cash equivalents			3,590,620
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	4,434,448		2,940,859
Total assets	28,728,549		26,147,629
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	¥ 24,294,101		¥ 23,206,770